Condensed Statements of Consolidated Comprehensive Income - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Condensed Statements Of Consolidated Comprehensive Income [Abstract]
Net income	$ 98	$ 94	$ 196	$ 197	$ 450	$ 432	$ 349
Other comprehensive income (loss):
Cash flow hedges - derivative value net loss recognized in net income (net of tax expense of $-, $-, $- and $-) (Note 1)	1	1	1	1	2	2	3
Defined benefit pension plans (net of tax benefit of $-, $-, $- and $-) (Note 9)			1		(61)	(19)	(3)
Total other comprehensive income (loss)	1	1	2	1	(59)	(17)
Comprehensive income	$ 99	$ 95	$ 198	$ 198	$ 391	$ 415	$ 349